Capital Stock Activity (Details 1) (USD $)	1 Months Ended	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2013
Options Granted	250,000	303,000
Minimum [Member]
Exercise Price		0.51
Maximum [Member]
Exercise Price		0.53